Debt and Derivative Instruments	3 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Debt and Derivative Instruments
(9)	Debt and Derivative Instruments

The following represents the Company’s debt obligations as of March 31, 2020 and December 31, 2019:

	March 31, 2020		December 31, 2019
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,211,166	2.43%	$1,280,037	3.29%	September 2023
TL 2019 Term Loan	155,833	3.50%	158,371	3.50%	December 2026
TMCL II Secured Debt Facility (1)	670,015	2.45%	689,658	3.49%	July 2026
TMCL V 2017-1 Bonds	307,733	3.91%	316,395	3.91%	May 2042
TMCL V 2017-2 Bonds	385,506	3.73%	395,836	3.73%	June 2042
TMCL VI Term Loan	244,383	4.30%	249,421	4.30%	February 2038
TMCL VII 2018-1 Bonds	222,236	4.14%	227,624	4.14%	July 2043
TMCL VII 2019-1 Bonds	320,754	4.02%	327,563	4.02%	April 2044
TAP Funding Revolving Credit Facility (2)	147,519	2.65%	152,824	3.69%	December 2021
Total debt obligations	$3,665,145		$3,797,729
Amount due within one year	$239,066		$242,433
Amounts due beyond one year	$3,426,079		$3,555,296

(1)	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

(2)

In February 2020, the Company entered into an amendment of the TAP Funding Revolving Credit Facility which decreased the aggregate commitment amount from $190,000 to $155,000, reduced the advance rate from 80% to 78%, and revised certain of the covenants and restrictions. The Company wrote-off $122 of unamortized debt issuance costs during the three months ended March 31, 2020 related to the amendment of TAP Funding Revolving Credit Facility.

The Company’s debt agreements contain various restrictive financial and other covenants and the Company was in full compliance with these restrictive covenants at March 31, 2020.

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of March 31, 2020:

	Twelve months ending March 31,						Available Borrowing,	Current and Available Borrowing,
	2021	2022	2023	2024	2025 and thereafter	Total Borrowing	as limited by the Borrowing Base	as limited by the Borrowing Base	Total Commitment
TL Revolving Credit Facility	$—	$—	$—	$1,217,000	$—	$1,217,000	$183,924	$1,400,924	$1,500,000
TL 2019 Term Loan	10,616	10,993	11,384	11,789	112,622	157,404	—	157,404	157,404
TMCL II Secured Debt Facility	61,739	64,280	56,575	52,696	439,116	674,406	—	674,406	1,200,000
TMCL V 2017-1 Bonds	42,136	55,352	64,330	61,453	86,751	310,022	—	310,022	310,022
TMCL V 2017-2 Bonds (1)	45,734	58,676	70,222	81,144	132,615	388,391	—	388,391	388,391
TMCL VI Term Loan	25,500	25,500	25,500	25,500	144,236	246,236	—	246,236	246,236
TMCL VII 2018-1 Bonds (1)	18,601	18,655	18,655	18,655	152,190	226,756	—	226,756	226,756
TMCL VII 2019-1 Bonds (1)	28,000	28,000	28,000	28,000	212,333	324,333	—	324,333	324,333
TAP Funding Revolving Credit Facility	13,033	135,017	—	—	—	148,050	567	148,617	155,000
Total (2)	$245,359	$396,473	$274,666	$1,496,237	$1,279,863	$3,692,598	$184,491	$3,877,089	$4,508,142

(1)	Future scheduled payments for TMCL V 2017-2 Bonds, TMCL VII 2018-1 and TMCL VII 2019-1 Bonds exclude an unamortized discount of $42, $2,200 and $96, respectively.
(2)	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $25,115.

For further discussion on the Company’s debt instruments, please refer to Item 18, “Financial Statements – Note 9” in our 2019 Form 20-F.

Derivative Instruments and Hedging Activities

The following is a summary of the Company’s derivative instruments as of March 31, 2020:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 1.39% and 2.94% per annum, amortizing notional amounts, with termination dates through January 15, 2023, non-designated	$744,750
Interest rate swap contracts with several banks, with fixed rates between 0.43% and 1.58% per annum, amortizing notional amounts, with termination dates through March 15, 2025, designated	535,000
Interest rate cap contracts with several banks with fixed rates between 3.00% and 5.00% per annum, nonamortizing notional amounts, with termination dates through December 15, 2021, non-designated	34,000
Total notional amount as of March 31, 2020	$1,313,750

The Company expects to reclassify an estimated net gain amount of $410 related to the designated interest rate swap agreements from “accumulated other comprehensive (loss) income” to “interest expense” in the condensed consolidated statements of comprehensive (loss) income over the next twelve months. The following table summarizes the pre-tax impact of derivative instruments on the condensed consolidated statements of comprehensive (loss) income during the three months ended March 31, 2020 and 2019:

		Three Months Ended March 31,
		2020	2019
Derivative instruments	Financial Statement Caption
Non-designated derivative instruments	Realized (loss) gain on derivative instruments, net	$(1,526)	$1,444
Non-designated derivative instruments	Unrealized loss on derivative instruments, net	$(14,937)	$(5,738)
Designated derivative instruments	Other comprehensive loss	$(8,858)	$—
Designated derivative instruments	Interest and debt income (expense), net	$62	$—

For further discussion on the Company’s derivative instruments, please refer to Item 18, “Financial Statements – Note 9” in our 2019 Form 20-F.